RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

For the years presented, the principal related party transactions and amounts due from related party are summarized as follows:

		Year ended December 31,
	Note	2012	2012	2011	2010
		USD	RMB	RMB	RMB
Sales of products	(i)	590	3,675	—	—
Purchase of products	(ii)	1,131	7,047	—	—
Guarantee fee	(iii)	125	779
Service fee	(iv)	157	976	—	—

Scheduleofamounts Due To Related Party [Table Text Block]
		December 31,
		2012	2012	2011
		USD	RMB	RMB
Current assets
Amount due from Envision	(v)	5,737	35,743	—